UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Royal Bank of Canada Europe Limited

Address:   71 Queen Victoria Street
           London EC4V 4DE
           United Kingdom


Form 13F File Number: 028-11619


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Charles McManus
Title:  Chief Financial Officer
Phone:  44 020 7653 4821

Signature,  Place,  and  Date  of  Signing:

/s/ Mr. C. McManus                 London, United Kingdom             9/30/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $    1,011,719
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11396             Royal Bank of Canada
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- ----------- ------------------ ---------- -------- ---------------------
                                                      VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- ----------- --------- --- ---- ---------- -------- --------- ------ ----
BANK MONTREAL QUE         COM            063671101  90,460,746 1,792,599 SH       DEFINED    1        1,792,599      0    0
BANK NOVA SCOTIA HALIFAX  COM            064149107 158,587,054 3,483,431 SH       DEFINED    1        3,483,431      0    0
BROOKFIELD ASSET MGMT INC CL A LTD VT SH 112585104  41,582,492 1,831,626 SH       DEFINED    1        1,831,626      0    0
ENCANA CORP               COM            292505104 134,730,456 2,332,684 SH       DEFINED    1        2,332,684      0    0
ENBRIDGE INC              COM            29250N105   7,745,121   200,000 SH       DEFINED    1          200,000      0    0
SHAW COMMUNICATIONS INC   CL B CONV      82028K200  23,121,895 1,280,712 SH       DEFINED    1        1,280,712      0    0
SUN LIFE FINL INC         COM            866796105   9,376,310   300,000 SH       DEFINED    1          300,000      0    0
TORONTO DOMINION BK ONT   COM NEW        891160509 166,816,215 2,585,832 SH       DEFINED    1        2,585,832      0    0
TRANSCANADA CORP          COM            89353D107  59,769,402 1,922,669 SH       DEFINED    1        1,922,669      0    0
GOOGLE INC                CL A           38259P508 296,233,682   597,426 SH       DEFINED    1          597,426      0    0
BCE INC                   COM NEW        05534B760  23,295,379   947,572 SH       DEFINED    1          947,572      0    0